Shareholder Report, Holdings (Details)	Feb. 28, 2025
Fidelity Specialized High Income Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Specialized High Income Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Specialized High Income Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Specialized High Income Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Specialized High Income Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Specialized High Income Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Specialized High Income Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Specialized High Income Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Specialized High Income Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Fidelity Specialized High Income Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Specialized High Income Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Specialized High Income Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Specialized High Income Central Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Specialized High Income Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Specialized High Income Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Fidelity Specialized High Income Central Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Specialized High Income Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Specialized High Income Central Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Specialized High Income Central Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Specialized High Income Central Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Specialized High Income Central Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Specialized High Income Central Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Specialized High Income Central Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Specialized High Income Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Specialized High Income Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Specialized High Income Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Specialized High Income Central Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Specialized High Income Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Specialized High Income Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Specialized High Income Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Specialized High Income Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity High Income Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity High Income Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity High Income Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity High Income Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity High Income Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity High Income Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity High Income Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity High Income Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity High Income Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity High Income Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity High Income Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity High Income Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity High Income Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity High Income Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity High Income Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity High Income Central Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity High Income Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity High Income Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Fidelity High Income Central Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity High Income Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity High Income Central Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity High Income Central Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity High Income Central Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity High Income Central Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity High Income Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity High Income Central Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity High Income Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Fidelity High Income Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity High Income Central Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity High Income Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity High Income Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity High Income Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity High Income Central Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%